Leases (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Supplemental balance sheet information related to operating leases
Right-of-use assets under operating leases	$ 14,166,214	$ 16,440,531
Operating lease liabilities, current	3,690,692	5,030,911
Operating lease liabilities, non-current	10,475,522	11,409,620
Total operating lease liabilities	$ 14,166,214	$ 16,440,531